Share capital - Narrative (Details) £ / shares in Units, $ in Millions			12 Months Ended
	Sep. 18, 2017 GBP (£) £ / shares shares	Feb. 22, 2017 GBP (£) £ / shares shares	Jan. 31, 2018 GBP (£) £ / shares shares	Jan. 31, 2017 GBP (£) £ / shares shares	Jan. 31, 2016 GBP (£) shares	Jan. 31, 2018 USD ($) shares	Dec. 23, 2017 GBP (£) shares £ / shares
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants			£ 10,000	£ 107,000	£ 0
Share capital			736,000	618,000
Proceeds from exercise of share options			392,000	283,000	£ 222,000
Dividends declared			0	0
Dividends paid			£ 0	£ 0
Ordinary Shares
Disclosure of classes of share capital [line items]
Warrants exercised (in shares) | shares		50,000	50,000	177,045
Exercise price of warrants (in pounds per share) | £ / shares		£ 0.20
Proceeds from exercise of warrants		£ 10,000
Number of shares issued and fully paid (in shares) | shares	8,389,250		73,563,624	61,841,566	61,290,740	73,563,624
Par value per share (in pounds per share) | £ / shares			£ 0.01	£ 0.01
Share capital			£ 736,000	£ 618,000
American Depository Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	1,459,000
Par value per share (in pounds per share) | £ / shares	£ 12
Over-allotment option (in shares) | shares	218,850
Relative number of ordinary shares (in shares) | shares	5
Share capital			£ 14,900,000			$ 20.1
Share issue related cost	£ 1,400,000
Discuva Limited
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired							100.00%
Equity interests of acquirer							£ 5,000,000
Shares issued, business combination, price per share (in pounds per share) | £ / shares							£ 1.704
Shares issued, business acquisition (in shares) | shares							2,934,272